New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700






                                       May 2, 2003


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

      Re:    New England Life Insurance Company and
             New England Variable Annuity Separate Account
             File No. 33-85442 - (American Growth Series)
             Rule 497(j) Certification

Commissioners:

      On behalf of New England Life Insurance Company (the "Company") and New England Variable Annuity Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and the two Supplements, each dated May 1, 2003 to the Prospectus dated May 1, 2000, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and the two Supplements to the Prospectuses contained in Post-Effective Amendment No. 15 for the Account filed electronically with the Commission on April 25, 2003.

      If you have any questions, please contact me at (617) 578-2857.

                                       Sincerely,

                                       /s/ Marie C. Swift

                                       Marie C. Swift